SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8%
	AEROSPACE & DEFENSE - 2.2%
4,054	RTX Corporation	$437,062

	ASSET MANAGEMENT - 2.2%
25,062	Blue Owl Capital, Inc.	450,865

	CHEMICALS - 2.9%
2,187	Air Products and Chemicals, Inc.	583,273

	COMMERCIAL SUPPORT SERVICES - 6.2%
5,794	Clean Harbors, Inc.(a)	1,254,923

	CONTAINERS & PACKAGING - 5.1%
12,272	Crown Holdings, Inc.	1,033,180

	ELECTRICAL EQUIPMENT - 9.4%
4,887	AMETEK, Inc.	828,738
30,277	API Group Corporation(a)	1,079,072
		1,907,810
	FOOD - 5.2%
11,912	Lamb Weston Holdings, Inc.	1,051,710

	HEALTH CARE FACILITIES & SERVICES - 9.4%
3,495	Cencora, Inc.	791,862
5,350	Charles River Laboratories International, Inc.(a)	1,115,154
		1,907,016
	INFRASTRUCTURE REIT - 4.5%
4,624	SBA Communications Corporation, Class A	909,448

	MEDICAL EQUIPMENT & DEVICES - 4.2%
3,264	Danaher Corporation	838,195

	PUBLISHING & BROADCASTING - 8.4%
22,810	Liberty Media Corp-Liberty Formula One(a)	1,691,133

SARATOGA LARGE CAPITALIZATION VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	REAL ESTATE SERVICES - 4.9%
11,239	CBRE Group, Inc., Class A(a)	$989,819

	RETAIL - CONSUMER STAPLES - 6.4%
4,893	Dollar General Corporation	669,901
4,001	Target Corporation	624,796
		1,294,697
	SEMICONDUCTORS - 8.0%
14,125	Marvell Technology, Inc.	971,941
8,963	ON Semiconductor Corporation(a)	654,658
		1,626,599
	SPECIALTY FINANCE - 3.7%
7,749	Walker & Dunlop, Inc.	743,827

	TECHNOLOGY HARDWARE - 5.1%
8,727	Jabil, Inc.	1,037,640

	TECHNOLOGY SERVICES - 7.1%
3,375	CACI International, Inc., Class A(a)	1,432,620

	TRANSPORTATION EQUIPMENT - 2.9%
3,458	Westinghouse Air Brake Technologies Corporation	585,197

	TOTAL COMMON STOCKS (Cost $17,749,183)	19,775,014

	SHORT-TERM INVESTMENT — 3.7%
	MONEY MARKET FUND - 3.7%
747,500	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $747,500)(b)	747,500

	TOTAL INVESTMENTS - 101.5% (Cost $18,496,683)	$20,522,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(293,991)
	NET ASSETS - 100.0%	$20,228,523

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2%
	ADVERTISING & MARKETING - 1.1%
3,820	Trade Desk, Inc. (The), Class A(a)	$354,420

	APPAREL & TEXTILE PRODUCTS - 0.6%
180	Deckers Outdoor Corporation(a)	196,906

	ASSET MANAGEMENT - 2.9%
1,490	Ameriprise Financial, Inc.	650,549
14,670	Blue Owl Capital, Inc.	263,913
		914,462
	BEVERAGES - 1.0%
1,723	PepsiCo, Inc.	297,907

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.9%
2,740	AbbVie, Inc.	441,798
260	Eli Lilly & Company	213,288
1,719	Neurocrine Biosciences, Inc.(a)	232,770
		887,856
	E-COMMERCE DISCRETIONARY - 6.2%
7,315	Amazon.com, Inc.(a)	1,290,659
11,450	eBay, Inc.	620,819
		1,911,478
	ELECTRICAL EQUIPMENT - 1.8%
6,660	A O Smith Corporation	557,042

	ENTERTAINMENT CONTENT - 2.2%
8,560	AppLovin Corporation, Class A(a)	697,469

	HEALTH CARE FACILITIES & SERVICES - 8.3%
5,960	Cardinal Health, Inc.	591,649
970	Cencora, Inc.	219,773
4,360	DaVita, Inc.(a)	641,443
4,720	Encompass Health Corporation	407,761
1,254	McKesson Corporation	714,266
		2,574,892

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	HOUSEHOLD PRODUCTS - 0.5%
1,110	Clorox Company (The)	$146,032

	INFRASTRUCTURE REIT - 0.7%
1,145	American Tower Corporation, Class A	224,122

	INSURANCE - 3.7%
6,300	Arch Capital Group Ltd.(a)	646,569
2,450	Progressive Corporation (The)	517,391
		1,163,960
	INTERNET MEDIA & SERVICES - 14.4%
4,170	Alphabet, Inc., Class A(a)	719,325
4,135	Alphabet, Inc., Class C(a)	719,325
207	Booking Holdings, Inc.	781,704
2,720	Meta Platforms, Inc., Class A	1,269,778
470	Netflix, Inc.(a)	301,561
2,240	Spotify Technology S.A.(a)	664,787
		4,456,480
	LEISURE FACILITIES & SERVICES - 3.3%
520	Domino’s Pizza, Inc.	264,462
5,070	Royal Caribbean Cruises Ltd.(a)	748,738
		1,013,200
	MACHINERY - 2.5%
2,040	Donaldson Company, Inc.	150,307
3,480	MSA Safety, Inc.	626,400
		776,707
	RETAIL - CONSUMER STAPLES - 1.6%
610	Costco Wholesale Corporation	494,033

	RETAIL - DISCRETIONARY - 1.5%
1,610	Williams-Sonoma, Inc.	472,084

	SEMICONDUCTORS - 11.7%
1,765	Advanced Micro Devices, Inc.(a)	294,578
1,454	Applied Materials, Inc.	312,726

SARATOGA LARGE CAPITALIZATION GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 97.2% (Continued)
	SEMICONDUCTORS - 11.7% (Continued)
297	Broadcom, Inc.	$394,579
1,924	NVIDIA Corporation	2,109,339
2,495	QUALCOMM, Inc.	509,105
		3,620,327
	SOFTWARE - 18.9%
2,455	Crowdstrike Holdings, Inc., Class A(a)	770,060
7,970	DocuSign, Inc.(a)	436,278
6,691	Microsoft Corporation	2,777,634
9,840	Nutanix, Inc., Class A(a)	544,300
6,310	Okta, Inc.(a)	559,571
748	Salesforce, Inc.	175,361
4,030	Smartsheet, Inc., Class A(a)	149,110
650	Veeva Systems, Inc., Class A(a)	113,262
1,910	Zscaler, Inc.(a)	324,624
		5,850,200
	TECHNOLOGY HARDWARE - 10.2%
11,977	Apple, Inc.	2,302,578
2,860	Arista Networks, Inc.(a)	851,279
		3,153,857
	TECHNOLOGY SERVICES - 1.2%
905	Automatic Data Processing, Inc.	221,652
510	Visa, Inc., Class A	138,955
		360,607

	TOTAL COMMON STOCKS (Cost $21,933,715)	30,124,041

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
950,825	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $950,825)(b)	950,825

	TOTAL INVESTMENTS - 100.3% (Cost $22,884,540)	$31,074,866
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(102,983)
	NET ASSETS - 100.0%	$30,971,883

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	APPAREL & TEXTILE PRODUCTS - 1.3%
2,235	Skechers U.S.A., Inc., Class A(a)	$159,624

	ASSET MANAGEMENT - 4.9%
2,203	Apollo Global Management, Inc.	255,901
1,155	Ares Management Corporation, CLASS A	161,896
1,355	Raymond James Financial, Inc.	166,326
		584,123
	BANKING - 3.6%
2,750	Comerica, Inc.	140,910
2,320	Western Alliance Bancorp	146,230
3,460	Zions Bancorp NA	149,437
		436,577
	CHEMICALS - 3.6%
270	Avery Dennison Corporation	61,449
6,560	Corteva, Inc.	366,967
		428,416
	CONSTRUCTION MATERIALS - 2.5%
1,190	Vulcan Materials Company	304,366

	ELECTRIC UTILITIES - 0.9%
1,090	Vistra Corporation	107,997

	ELECTRICAL EQUIPMENT - 8.8%
2,415	AAON, Inc.	181,246
1,690	Allegion plc	205,876
715	AMETEK, Inc.	121,250
365	Hubbell, Inc.	141,945
3,100	nVent Electric PLC	252,278
610	Otis Worldwide Corporation	60,512
930	Vertiv Holdings Company	91,205
		1,054,312
	HEALTH CARE FACILITIES & SERVICES - 3.4%
365	Cencora, Inc.	82,698

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.4% (Continued)
1,475	IQVIA Holdings, Inc.(a)	$323,158
		405,856
	HOME CONSTRUCTION - 1.6%
4,035	AZEK Company, Inc. (The)(a)	193,519

	INDUSTRIAL REIT - 2.3%
1,690	EastGroup Properties, Inc.	279,154

	INDUSTRIAL SUPPORT SERVICES - 1.5%
1,195	SiteOne Landscape Supply, Inc.(a)	185,010

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
5,995	Nasdaq, Inc.	353,885

	INSURANCE - 5.4%
1,030	Allstate Corporation (The)	172,546
3,760	Kemper Corporation	224,998
1,165	Reinsurance Group of America, Inc.	244,417
		641,961
	INTERNET MEDIA & SERVICES - 3.4%
3,665	DoorDash, Inc., Class A(a)	403,553

	LEISURE FACILITIES & SERVICES - 4.3%
3,950	Carnival Corporation(a)	59,566
3,000	Royal Caribbean Cruises Ltd.(a)	443,039
		502,605
	LEISURE PRODUCTS - 1.7%
745	Axon Enterprise, Inc.(a)	209,844

	MACHINERY - 3.1%
945	Crane Company	140,881
4,645	Flowserve Corporation	230,856
		371,737

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.7%
1,260	Agilent Technologies, Inc.	$164,317
7,115	Avantor, Inc.(a)	171,329
3,585	Bruker Corporation	234,853
		570,499
	METALS & MINING - 3.6%
20,135	Constellium S.E.(a)	436,325

	OIL & GAS PRODUCERS - 4.8%
615	Diamondback Energy, Inc.	122,545
35,960	Kosmos Energy Ltd.(a)	219,356
6,505	Range Resources Corporation	240,099
		582,000
	OIL & GAS SERVICES & EQUIPMENT - 2.9%
13,215	TechnipFMC plc	346,101

	RETAIL - DISCRETIONARY - 2.1%
29	AutoZone, Inc.(a)	80,328
750	Floor & Decor Holdings, Inc., Class A(a)(c)	87,646
265	Lululemon Athletica, Inc.(a)	82,677
		250,651
	SELF-STORAGE REIT - 2.0%
1,630	Extra Space Storage, Inc.	235,975

	SEMICONDUCTORS - 7.5%
4,200	Marvell Technology, Inc.	289,002
540	Monolithic Power Systems, Inc.	397,241
2,965	ON Semiconductor Corporation(a)	216,564
		902,807
	SOFTWARE - 3.1%
770	Tyler Technologies, Inc.(a)	369,877

	TECHNOLOGY HARDWARE - 1.0%
325	Motorola Solutions, Inc.	118,596

SARATOGA MID CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	TECHNOLOGY SERVICES - 5.5%
455	CACI International, Inc., Class A(a)	$193,137
830	CDW Corporation	185,605
540	Equifax, Inc.	124,951
315	MSCI, Inc.	155,982
		659,675
	TRANSPORTATION & LOGISTICS - 4.0%
670	Saia, Inc.(a)	274,352
1,580	TFI International, Inc.	209,002
		483,354
	WHOLESALE - CONSUMER STAPLES - 1.8%
3,045	Performance Food Group Company(a)	211,932

	TOTAL COMMON STOCKS (Cost $9,140,740)	11,790,331

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
171,087	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $171,087)(b)	171,087

	TOTAL INVESTMENTS - 99.6% (Cost $9,311,827)	$11,961,418
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	49,754
	NET ASSETS - 100.0%	$12,011,172

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

(c)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $84,914.

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9%
	ASSET MANAGEMENT - 2.9%
1,600	Artisan Partners Asset Management, Inc., Class A	$70,448
13,040	Kennedy-Wilson Holdings, Inc.	133,269
		203,717
	AUTOMOTIVE - 1.0%
5,589	Goodyear Tire & Rubber Company (The)(a)	68,801

	BANKING - 8.2%
3,821	Alerus Financial Corporation	73,898
621	City Holding Company	63,479
6,998	Colony Bankcorp, Inc.	84,536
1,146	Equity Bancshares, Inc., Class A	38,620
6,663	Fulton Financial Corporation	112,204
1,481	Northrim BanCorp, Inc.	86,505
908	Preferred Bank	67,846
2,723	Premier Financial Corporation	53,670
		580,758
	BIOTECH & PHARMA - 7.6%
11,751	ADMA Biologics, Inc.(a)	112,222
2,221	Alkermes plc(a)	51,971
19,489	Allogene Therapeutics, Inc.(a)	48,723
2,914	Arvinas, Inc.(a)	96,570
16,503	Heron Therapeutics, Inc.(a),(b)	61,061
1,409	Janux Therapeutics, Inc.(a)	75,382
334	Krystal Biotech, Inc.(a)	53,457
20,277	Rigel Pharmaceuticals, Inc.(a)	19,827
29,998	Sangamo Therapeutics, Inc.(a)	16,931
		536,144
	CHEMICALS - 2.6%
24,863	Danimer Scientific, Inc.(a),(b)	19,386
9,625	Perimeter Solutions S.A.(a)	73,150
502	Quaker Chemical Corporation	91,038
		183,574
	CONSUMER SERVICES - 2.9%
2,245	Coursera, Inc.(a)	17,062

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	CONSUMER SERVICES - 2.9% (Continued)
4,108	Perdoceo Education Corporation	$92,430
1,409	Stride, Inc.(a)	96,742
		206,234
	CONTAINERS & PACKAGING - 1.0%
2,460	Karat Packaging, Inc.	70,208

	ELECTRICAL EQUIPMENT - 5.3%
549	Badger Meter, Inc.	105,935
884	Mesa Laboratories, Inc.	84,599
1,290	NEXTracker, Inc.(a)	71,169
191	Powell Industries, Inc.	34,353
406	Watts Water Technologies, Inc., Class A	80,847
		376,903
	ENGINEERING & CONSTRUCTION - 3.8%
334	EMCOR Group, Inc.	129,812
1,481	Fluor Corporation(a)	64,275
334	Installed Building Products, Inc.	70,755
		264,842
	FOOD - 1.8%
2,293	BellRing Brands, Inc.(a)	133,384

	FORESTRY, PAPER & WOOD PRODUCTS - 2.0%
1,935	Sylvamo Corporation	138,004

	GAS & WATER UTILITIES - 0.4%
1,003	Consolidated Water Company Ltd.	27,181

	HEALTH CARE FACILITIES & SERVICES - 3.6%
979	HealthEquity, Inc.(a)	79,965
239	Medpace Holdings, Inc.(a)	92,335
1,505	Option Care Health, Inc.(a)	44,879
1,457	Progyny, Inc.(a)	39,266
		256,445

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	HOME CONSTRUCTION - 3.1%
525	Century Communities, Inc.	$44,315
1,314	Dream Finders Homes, Inc.(a)	37,331
764	Green Brick Partners, Inc.(a)	41,714
693	KB Home	48,927
358	M/I Homes, Inc.(a)	44,721
		217,008
	INDUSTRIAL SUPPORT SERVICES - 1.9%
693	Applied Industrial Technologies, Inc.	133,749

	INSURANCE - 3.4%
2,818	American Coastal Insurance Corporation(a)	33,252
4,824	Lemonade, Inc.(a),(b)	79,644
2,269	Mercury General Corporation	126,679
		239,575
	INTERNET MEDIA & SERVICES - 1.0%
1,648	HealthStream, Inc.	44,974
10,580	Opendoor Technologies, Inc.(a)	23,064
		68,038
	LEISURE FACILITIES & SERVICES - 5.3%
3,439	Madison Square Garden Entertainment Corporation(a)	122,221
8,741	ONE Group Hospitality, Inc. (The)(a)	45,453
1,409	Sphere Entertainment Company(a)	51,429
788	United Parks & Resorts, Inc.(a)	41,205
20,253	Virgin Galactic Holdings, Inc.(a),(b)	17,513
263	Wingstop, Inc.	96,954
		374,775
	MACHINERY - 1.7%
1,361	Enerpac Tool Group Corporation	53,515
1,099	Terex Corporation	65,577
		119,092
	MEDICAL EQUIPMENT & DEVICES - 2.1%
525	Haemonetics Corporation(a)	44,142
358	Inspire Medical Systems, Inc.(a)	56,846

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.1% (Continued)
549	Lantheus Holdings, Inc.(a)	$44,925
		145,913
	METALS & MINING - 2.1%
3,248	Century Aluminum Company(a)	59,536
12,754	Energy Fuels Inc(a),(b)	89,278
		148,814
	MORTGAGE FINANCE - 1.9%
19,083	Ares Commercial Real Estate Corporation	132,818

	OIL & GAS PRODUCERS - 4.6%
1,696	Matador Resources Company	107,611
310	Murphy USA, Inc.	136,012
1,911	Par Pacific Holdings, Inc.(a)	51,865
669	PBF Energy, Inc., Class A	30,995
		326,483
	PUBLISHING & BROADCASTING - 1.7%
19,250	Gray Television, Inc.	120,120

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
10,294	Claros Mortgage Trust, Inc.	81,220

	RETAIL - CONSUMER STAPLES - 0.5%
5,493	Arko Corporation	32,958

	RETAIL - DISCRETIONARY - 3.2%
836	Abercrombie & Fitch Company, Class A(a)	144,519
1,099	American Eagle Outfitters, Inc.	24,145
1	Builders FirstSource, Inc.(a)	161
1,361	Urban Outfitters, Inc.(a)	56,767
		225,592
	SEMICONDUCTORS - 2.8%
2,078	Alpha & Omega Semiconductor Ltd.(a)	60,906
3,320	Veeco Instruments, Inc.(a)	134,958
		195,864

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.9% (Continued)
	SOFTWARE - 7.7%
812	Altair Engineering, Inc., Class A(a)	$70,913
239	Appfolio, Inc., Class A(a)	54,568
191	Duolingo, Inc.(a)	36,557
9,959	Health Catalyst, Inc.(a)	66,028
4,992	IonQ, Inc.(a)	40,685
334	Qualys, Inc.(a)	46,967
310	SPS Commerce, Inc.(a)	58,308
5,541	Weave Communications, Inc.(a)	47,930
11,989	Zuora, Inc.(a)	121,689
		543,645
	SPECIALTY FINANCE - 1.9%
1,027	Flywire Corporation(a)	17,613
597	GATX Corporation	82,362
430	Mr. Cooper Group, Inc.(a)	35,862
		135,837
	TECHNOLOGY HARDWARE - 2.3%
143	Super Micro Computer, Inc.(a)	112,185
2,985	Turtle Beach Corporation(a)	49,491
		161,676
	TECHNOLOGY SERVICES - 2.1%
430	ICF International, Inc.	61,383
4,156	Riot Blockchain, Inc.(a),(b)	40,479
3,391	StoneCompany Ltd.(a)	46,931
		148,793
	TELECOMMUNICATIONS - 0.9%
7,953	AST SpaceMobile, Inc.(a),(b)	65,811

	TRANSPORTATION & LOGISTICS - 1.6%
525	Matson, Inc.	67,305
597	Teekay Tankers Ltd., Class A	43,480
		110,785

SARATOGA SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares				Fair Value
	COMMON STOCKS — 96.9% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.8%
764	Performance Food Group Company(a)			$53,174

	TOTAL COMMON STOCKS (Cost $5,786,379)			$6,827,935

Shares		Expiration Date	Exercise Price	Fair Value
	WARRANT — 0.0%(c)
	CHEMICALS - 0.0% (c)
8,294	Danimer Scientific, Inc.	05/04/2029	$5.00	—
	TOTAL WARRANT (Cost $0)			—

Principal Amount ($)				Fair Value
	COLLATERAL FOR SECURITIES LOANED — 4.7%
	REPURCHASE AGREEMENT - 4.7%
333,458	With CitiGroup Global Markets Inc. at 5.34%, dated 5/31/24, to be repurchased on 6/3/24, total to be received $340,127 (Collateralized by various US Government agency obligations, due 12/01/2030 - 5/1/2054, 1.350% - 7.500% totaling $338,991)			333,458

	TOTAL REPURCHASE AGREEMENT (Cost $333,458)			333,458

Shares				Fair Value
	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
313,736	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $313,736)(d)			313,736

	TOTAL INVESTMENTS - 106.1% (Cost $6,433,573)			$7,475,129
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.1)%			(429,097)
	NET ASSETS - 100.0%			$7,046,032

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $378,605.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8%
	Australia - 2.1%
840	Rio Tinto Ltd.(a),(b)	$72,246

	Brazil - 1.8%
4,130	TIM Participacoes S.A. - ADR	62,900

	Canada - 5.1%
13,560	Kinross Gold Corporation	110,243
1,640	Rogers Communications, Inc., Class B	66,282
		176,525
	Cayman Islands - 1.9%
30,000	Haidilao International Holding Ltd.(b)	66,949

	China - 2.0%
2,500	BYD Company Ltd., H Shares(b)	70,149

	Denmark - 2.9%
740	Novo Nordisk A/S(b)	100,266

	France - 9.7%
2,550	Bureau Veritas S.A.(b)	76,784
1,250	Compagnie de Saint-Gobain(b)	110,342
730	HeidelbergCement AG(b)	76,542
550	Ipsen S.A.(b)	72,138
		335,806
	Germany - 4.9%
293	Allianz SE(b)	85,755
2,000	GEA Group AG(b)	83,711
		169,466
	Indonesia - 1.6%
211,500	Bank Rakyat Indonesia Persero Tbk PT(b)	56,704

	Italy - 6.8%
3,180	Assicurazioni Generali SpA(b)	81,832
4,470	Eni SpA(b)	70,587

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	Italy - 6.8% (Continued)
20,950	Intesa Sanpaolo SpA(a),(b)	$82,511
		234,930
	Japan - 18.9%
1,900	Aisin Seiki Co. Ltd.(b)	70,904
2,153	Hoshizaki Corporation(b)	77,314
12,000	Mitsubishi Heavy Industries Ltd.(b)	104,971
4,300	Otsuka Corporation(b)	81,643
600	SCREEN Holdings Co Ltd(b)	57,392
900	Sony Corporation(b)	73,889
1,500	Sumitomo Mitsui Financial Group, Inc.(b)	98,171
1,400	Toyota Tsusho Corp.(b)	85,494
		649,778
	Korea (Republic of) - 4.2%
300	Hanmi Pharmaceutical Company Ltd.(b)	61,639
990	Kia Motors Corporation(b)	84,654
		146,293
	Korea (Republic Of) - 1.5%
760	Orion Corporation of Republic of Korea(b)	50,374

	Mexico - 1.9%
17,820	Wal-Mart de Mexico S.A.B de C.V.	66,960

	Singapore - 2.5%
3,190	DBS Group Holdings Ltd.(b)	85,066

	Spain - 3.0%
19,520	Banco Santander S.A.(b)	102,923

	Switzerland - 4.9%
780	Novartis AG(b)	80,739
2,820	UBS Group AG(b)	89,727
		170,466

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	Taiwan Province Of China - 2.2%
9,000	Quanta Computer, Inc.(b)	$75,891

	Taiwan Province of China - 3.2%
720	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	108,749

	Thailand - 2.0%
10,400	Bumrungrad Hospital PCL(b)	68,383

	United Kingdom - 11.4%
1,800	BP plc - ADR	67,626
1,230	Coca-Cola European Partners plc	90,663
20,240	J Sainsbury plc(b)	71,771
7,650	Prudential PLC(b)	73,289
14,990	Rolls-Royce Holdings plc(b),(c)	87,569
		390,918
	United States - 2.3%
520	Check Point Software Technologies Ltd.(c)	78,260

	TOTAL COMMON STOCKS (Cost $2,699,336)	3,340,002

Principal Amount ($)		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 4.7%
	REPURCHASE AGREEMENT - 4.7%
162,440	With CitiGroup Global Markets Inc. at 5.34%, dated 5/31/24, to be repurchased on 6/3/24, total to be received $165,689 (Collateralized by various US Government agency obligations, due 12/1/2030 - 5/1/2054, 1.350% - 7.500% totaling $165,135)	162,440

	TOTAL REPURCHASE AGREEMENT (Cost $162,440)	162,440

SARATOGA INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.7%
	MONEY MARKET FUND - 2.7%
93,026	Dreyfus Institutional Preferred Government Money, Institutional Class, 5.27% (Cost $93,026)(d)	$93,026

	TOTAL INVESTMENTS - 104.2% (Cost $2,954,802)	$3,595,468
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%	(143,717)
	NET ASSETS - 100.0%	$3,451,751

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	All or a portion of this security is on loan. The total fair value of the securities on loan as of May 31, 2024 was $153,924.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Non-income producing security.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4%
	BIOTECH & PHARMA - 36.0%
1,992	Amgen, Inc.	$609,253
1,184	Biogen, Inc.(a)	266,329
19,368	Exelixis, Inc.(a)	420,092
3,068	Gilead Sciences, Inc.	197,180
3,632	Incyte Corporation(a)	209,893
2,111	Jazz Pharmaceuticals plc(a)	222,183
1,520	Johnson & Johnson	222,938
3,206	Merck & Company, Inc.	402,481
3,591	Novartis A.G. - ADR	370,340
670	Regeneron Pharmaceuticals, Inc.(a)	656,708
1,657	United Therapeutics Corporation(a)	455,890
587	Vertex Pharmaceuticals, Inc.(a)	267,285
		4,300,572
	HEALTH CARE FACILITIES & SERVICES - 43.4%
4,068	Cardinal Health, Inc.	403,830
2,565	Cencora, Inc.	581,152
3,907	Centene Corporation(a)	279,702
1,371	Cigna Group (The)	472,474
908	Elevance Health, Inc.	488,940
1,999	Ensign Group, Inc. (The)	242,359
966	Humana, Inc.	345,944
1,570	Labcorp Holdings, Inc.	306,009
1,050	McKesson Corporation	598,070
973	Molina Healthcare, Inc.(a)	306,086
6,368	Progyny, Inc.(a)	171,618
4,323	Tenet Healthcare Corporation(a)	584,556
800	UnitedHealth Group, Inc.	396,296
		5,177,036
	MEDICAL EQUIPMENT & DEVICES - 20.0%
752	Bio-Rad Laboratories, Inc., Class A(a)	215,719
1,556	Danaher Corporation	399,581
1,120	Intuitive Surgical, Inc.(a)	450,373
3,626	Medtronic PLC	295,048
2,572	Revvity, Inc.	281,017

SARATOGA HEALTH & BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 20.0% (Continued)
913	Stryker Corporation	$311,415
768	Thermo Fisher Scientific, Inc.	436,209
		2,389,362

	TOTAL COMMON STOCKS (Cost $8,095,170)	11,866,970

	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
130,418	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $130,418)(b)	130,418

	TOTAL INVESTMENTS - 100.5% (Cost $8,225,588)	$11,997,388
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(56,622)
	NET ASSETS - 100.0%	$11,940,766

ADR	- American Depositary Receipt

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	E-COMMERCE DISCRETIONARY - 8.8%
16,574	Amazon.com, Inc.(a)	$2,924,317
15,074	eBay, Inc.	817,312
		3,741,629
	INDUSTRIAL SUPPORT SERVICES - 1.4%
3,000	Applied Industrial Technologies, Inc.	579,000

	INTERNET MEDIA & SERVICES - 16.7%
4,800	Alphabet, Inc., Class A(a)	828,000
22,920	Alphabet, Inc., Class C(a)	3,987,163
4,798	Meta Platforms, Inc., Class A	2,239,850
		7,055,013
	SEMICONDUCTORS - 19.3%
30,847	Intel Corporation	951,630
3,071	KLA Corporation	2,332,516
18,274	Kulicke & Soffa Industries, Inc.	834,574
1,591	NVIDIA Corporation	1,744,261
11,420	QUALCOMM, Inc.	2,330,251
		8,193,232
	SOFTWARE - 25.7%
13,000	Akamai Technologies, Inc.(a)	1,199,120
2,100	Crowdstrike Holdings, Inc., Class A(a)	658,707
7,242	Microsoft Corporation	3,006,371
18,414	Oracle Corporation	2,157,937
6,620	Salesforce, Inc.	1,551,993
3,200	Synopsys, Inc.(a)	1,794,560
2,925	Veeva Systems, Inc., Class A(a)	509,681
		10,878,369
	TECHNOLOGY HARDWARE - 7.4%
6,768	Apple, Inc.	1,301,148
39,577	Cisco Systems, Inc.	1,840,331
		3,141,479
	TECHNOLOGY SERVICES - 20.5%
17,805	Amdocs Ltd.	1,406,595
11,963	Cognizant Technology Solutions Corporation, Class A	791,352

SARATOGA TECHNOLOGY & COMMUNICATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 20.5% (Continued)
10,473	Global Payments, Inc.	$1,066,675
5,795	Jack Henry & Associates, Inc.	954,321
3,236	Mastercard, Inc., Class A	1,446,719
9,848	Parsons Corporation(a)	749,925
8,361	Visa, Inc., Class A	2,278,038
		8,693,625

	TOTAL COMMON STOCKS (Cost $12,520,281)	42,282,347

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
245,672	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $245,672)(b)	245,672

	TOTAL INVESTMENTS - 100.4% (Cost $12,765,953)	$42,528,019
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(178,044)
	NET ASSETS - 100.0%	$42,349,975

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1%
	CHEMICALS - 14.6%
1,331	BASF S.E. - ADR	$17,463
602	Dow, Inc.	34,693
142	Eastman Chemical Company	14,389
459	Huntsman Corporation	11,383
105	Linde plc	45,729
326	LyondellBasell Industries N.V., Class A	32,411
1,008	Mosaic Company (The)	31,177
261	PPG Industries, Inc.	34,298
		221,543
	CONSTRUCTION MATERIALS - 2.0%
52	Martin Marietta Materials, Inc.	29,748

	CONTAINERS & PACKAGING - 2.9%
359	Berry Global Group, Inc.	21,497
486	International Paper Company	21,914
		43,411
	ENGINEERING & CONSTRUCTION - 0.3%
172	Technip Energies N.V. - ADR	4,111

	METALS & MINING - 14.3%
1,965	Anglo American plc - ADR	31,676
6,908	B2Gold Corporation	19,342
346	BHP Group Ltd. - ADR	20,597
1,716	Glencore plc - ADR	21,072
4,740	Kinross Gold Corporation	38,537
756	Rio Tinto plc - ADR	52,996
2,875	Vale S.A. - ADR	34,644
		218,864
	OIL & GAS PRODUCERS - 56.5%
489	BP PLC - ADR	18,372
529	Canadian Natural Resources Ltd.	40,643
270	Chesapeake Energy Corporation	24,551
658	Chevron Corporation	106,793
415	Civitas Resources, Inc.	30,527

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.1% (Continued)
	OIL & GAS PRODUCERS - 56.5% (Continued)
371	ConocoPhillips	$43,214
196	Diamondback Energy, Inc.	39,055
1,369	Eni SpA - ADR	43,165
314	EOG Resources, Inc.	39,109
774	Equinor ASA - ADR	22,554
939	Exxon Mobil Corporation	110,108
2,226	Kinder Morgan, Inc.	43,385
187	Marathon Petroleum Corporation	33,026
265	ONEOK, Inc.	21,465
595	Ovintiv, Inc.	30,744
630	PBF Energy, Inc., Class A	29,188
3,700	Petroleo Brasileiro S.A. - ADR	57,534
683	Shell PLC - ADR	49,708
1,123	Suncor Energy, Inc.	45,841
331	TotalEnergies S.E. - ADR	24,203
161	Woodside Energy Group Ltd. - ADR	2,979
		856,164
	OIL & GAS SERVICES & EQUIPMENT - 2.0%
843	Halliburton Company	30,938

	STEEL - 3.5%
170	Nucor Corporation	28,705
354	POSCO - ADR	23,863
		52,568

	TOTAL COMMON STOCKS (Cost $1,054,979)	1,457,347

SARATOGA ENERGY & BASIC MATERIALS PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 3.8%
	MONEY MARKET FUND - 3.8%
58,398	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $58,398)(a)	$58,398

	TOTAL INVESTMENTS - 99.9% (Cost $1,113,377)	$1,515,745
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,611
	NET ASSETS - 100.0%	$1,517,356

ADR	- American Depositary Receipt

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S/A	- Société Anonyme

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.2%
	ASSET MANAGEMENT - 10.6%
86	Ameriprise Financial, Inc.	$37,549
213	Apollo Global Management, Inc.	24,742
13	BlackRock, Inc.	10,036
50	Blackstone, Inc.	6,025
85	Charles Schwab Corporation (The)	6,229
32	F&G Annuities & Life, Inc.	1,293
593	Janus Henderson Group plc	19,866
292	Stifel Financial Corporation	23,637
		129,377
	BANKING - 23.8%
1,333	Bank of America Corporation	53,307
508	Bank OZK	21,275
433	Citigroup, Inc.	26,980
329	East West Bancorp, Inc.	24,409
277	JPMorgan Chase & Company	56,128
42	PNC Financial Services Group, Inc. (The)	6,610
545	Synovus Financial Corporation	21,631
732	US Bancorp	29,683
182	Webster Financial Corporation	8,048
690	Wells Fargo & Company	41,345
		289,416
	INSTITUTIONAL FINANCIAL SERVICES - 11.2%
150	Cboe Global Markets, Inc.	25,949
183	CME Group, Inc.	37,144
26	Goldman Sachs Group, Inc. (The)	11,870
173	Interactive Brokers Group, Inc., Class A	21,750
42	Intercontinental Exchange, Inc.	5,624
94	Morgan Stanley	9,197
324	State Street Corporation	24,491
		136,025
	INSURANCE - 27.3%
456	Aflac, Inc.	40,980
183	American Financial Group, Inc.	23,774
18	Aon PLC, Class A	5,070

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	COMMON STOCKS — 95.2% (Continued)
	INSURANCE - 27.3% (Continued)
109	Axis Capital Holdings Ltd.	$8,053
290	Berkshire Hathaway, Inc., Class B(a)	120,175
183	Chubb Ltd.	49,559
31	Everest Re Group Ltd.	12,119
110	Marsh & McLennan Companies, Inc.	22,834
65	Progressive Corporation (The)	13,727
297	Voya Financial, Inc.	22,519
172	W R Berkley Corporation	13,937
		332,747
	SPECIALTY FINANCE - 6.8%
89	American Express Company	21,360
134	Capital One Financial Corporation	18,442
56	Discover Financial Services	6,869
593	MGIC Investment Corporation	12,453
549	Synchrony Financial	24,047
		83,171
	TECHNOLOGY SERVICES - 15.5%
262	Block, Inc., Class A(a)	16,789
40	Fiserv, Inc.(a)	5,990
110	Mastercard, Inc., Class A	49,179
15	Moody’s Corporation	5,955
170	PayPal Holdings, Inc.(a)	10,708
32	S&P Global, Inc.	13,680
645	Toast, Inc., Class A(a)	15,628
179	Visa, Inc., Class A	48,770
775	Western Union Company (The)	9,920
63	WEX, Inc.(a)	11,801
		188,420

	TOTAL COMMON STOCKS (Cost $682,633)	1,159,156

SARATOGA FINANCIAL SERVICES PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.4%
	MONEY MARKET FUND - 4.4%
53,912	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $53,912)(b)	$53,912

	TOTAL INVESTMENTS - 99.6% (Cost $736,545)	$1,213,068
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	4,392
	NET ASSETS - 100.0%	$1,217,460

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA INVESTMENT QUALITY BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.9%
	FIXED INCOME - 94.9%
693,898	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	$6,973,679
329,212	Vanguard Short-Term Bond Index Fund, Admiral Class	3,292,120
		10,265,799

	TOTAL OPEN END FUNDS (Cost $10,471,167)	10,265,799

Shares		Fair Value
	SHORT-TERM INVESTMENT — 5.3%
	MONEY MARKET FUND - 5.3%
572,749	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $572,749)(a)	572,749

	TOTAL INVESTMENTS - 100.2% (Cost $11,043,916)	$10,838,548
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(20,987)
	NET ASSETS - 100.0%	$10,817,561

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA MUNICIPAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	FIXED INCOME - 92.6%
36,444	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$488,345
2,602	Vanguard Short-Term Tax-Exempt Fund, Admiral Class	40,778
		529,123

	TOTAL OPEN END FUNDS (Cost $540,001)	529,123

	SHORT-TERM INVESTMENT — 6.5%
	MONEY MARKET FUND - 6.5%
37,246	Dreyfus AMT-Free Tax Exempt Cash Management, Institutional Class, 3.33% (Cost $37,246)(a)	37,246

	TOTAL INVESTMENTS - 99.1% (Cost $577,247)	$566,369
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	5,186
	NET ASSETS - 100.0%	$571,555

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 99.6%
	MONEY MARKET FUNDS - 99.6%
1,292,424	BlackRock Liquidity FedFund, Institutional Class, 5.20%(a)	$1,292,424
1,292,424	Dreyfus Government Cash Management Fund, Class I, 5.19%(a)	1,292,424
1,292,424	Federated Hermes Government Obligations Fund, Institutional Class, 5.19%(a)	1,292,424
1,292,423	JPMorgan US Government Money Market Fund, Capital Class, 5.21%(a)	1,292,423
	TOTAL MONEY MARKET FUNDS (Cost $5,169,695)	5,169,695

	TOTAL INVESTMENTS - 99.6% (Cost $5,169,695)	$5,169,695
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	19,696
	NET ASSETS - 100.0%	$5,189,391

(a)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 94.4%
	ALTERNATIVE - 9.1%
14,000	Eaton Vance Global Macro Absolute Return Fund, Class I	$118,018

	EQUITY - 73.4%
2,726	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	40,538
2,025	Saratoga Health & Biotechnology Portfolio, Class I(b),	47,741
7,495	Saratoga Large Capitalization Growth Portfolio, Class I(b)	222,223
7,332	Saratoga Large Capitalization Value Portfolio, Class I(b)	213,298
9,908	Saratoga Mid Capitalization Portfolio, Class I(b)	139,603
15,126	Saratoga Small Capitalization Portfolio, Class I(a),(b)	112,840
1,864	Saratoga Technology & Communications Portfolio, Class I(b)	49,070
807	Vanguard Financials Index Fund, Admiral Class	40,857
2,539	Vanguard Total International Stock Index Fund, Admiral Class	83,523
		949,693
	FIXED INCOME - 11.9%
12,104	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	121,641
3,276	Vanguard Short-Term Bond Index Fund, Admiral Class	32,761
		154,402

	TOTAL OPEN END FUNDS (Cost $1,095,132)	1,222,113

	SHORT-TERM INVESTMENT — 5.4%
	MONEY MARKET FUND - 5.4%
69,755	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $69,755)(c)	69,755

	TOTAL INVESTMENTS - 99.8% (Cost $1,164,887)	$1,291,868
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	2,003
	NET ASSETS - 100.0%	$1,293,871

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 90.9%
	ALTERNATIVE - 7.4%
26,384	Eaton Vance Global Macro Absolute Return Fund, Class I	$222,412

	EQUITY - 38.0%
13,635	Saratoga Large Capitalization Growth Portfolio, Class I(a)	404,286
13,340	Saratoga Large Capitalization Value Portfolio, Class I(a)	388,073
17,999	Saratoga Mid Capitalization Portfolio, Class I(a)	253,608
7,899	Saratoga Small Capitalization Portfolio, Class I(a),(b)	58,928
977	Vanguard Total International Stock Index Fund, Admiral Class	32,140
		1,137,035
	FIXED INCOME - 45.5%
106,859	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	1,073,933
28,904	Vanguard Short-Term Bond Index Fund, Admiral Class	289,042
		1,362,975

	TOTAL OPEN END FUNDS (Cost $2,617,702)	2,722,422

	SHORT-TERM INVESTMENT — 9.3%
	MONEY MARKET FUND - 9.3%
277,502	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $277,502)(c)	277,502

	TOTAL INVESTMENTS - 100.2% (Cost $2,895,204)	$2,999,924
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(4,570)
	NET ASSETS - 100.0%	$2,995,354

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA MODERATELY BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 92.6%
	ALTERNATIVE - 7.3%
17,727	Eaton Vance Global Macro Absolute Return Fund, Class I	$149,437

	EQUITY - 60.2%
2,344	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	34,859
1,749	Saratoga Health & Biotechnology Portfolio, Class I(b)	41,246
12,229	Saratoga Large Capitalization Growth Portfolio, Class I(b)	362,604
11,958	Saratoga Large Capitalization Value Portfolio, Class I(b)	347,866
16,471	Saratoga Mid Capitalization Value Portfolio, Class I(b)	232,075
11,218	Saratoga Small Capitalization Portfolio, Class I(a),(b)	83,690
1,805	Saratoga Technology & Communications Portfolio, Class I(b)	47,506
718	Vanguard Financials Index Fund, Admiral Class	36,321
1,524	Vanguard Total International Stock Index Fund, Admiral Class	50,125
		1,236,292
	FIXED INCOME - 25.1%
40,556	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	407,588
10,877	Vanguard Short-Term Bond Index Fund, Admiral Class	108,770
		516,358

	TOTAL OPEN END FUNDS (Cost $1,717,917)	1,902,087

	SHORT-TERM INVESTMENT — 7.4%
	MONEY MARKET FUNDS- 7.4%
151,743	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $151,743)(c)	151,743

	TOTAL INVESTMENTS - 100.0% (Cost $1,869,660)	$2,053,830
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(d)	464
	NET ASSETS - 100.0%	$2,054,294

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.

(d)	Amount represents less than 0.05%.

SARATOGA MODERATELY AGGRESSIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 93.5%
	ALTERNATIVE - 8.4%
10,829	Eaton Vance Global Macro Absolute Return Fund, Class I	$91,292

	EQUITY - 65.2%
1,928	Saratoga Energy & Basic Materials Portfolio, Class I(a),(b)	28,674
1,230	Saratoga Health & Biotechnology Portfolio, Class I(b)	28,999
6,236	Saratoga Large Capitalization Growth Portfolio, Class I(b)	184,890
6,122	Saratoga Large Capitalization Value Portfolio, Class I(b)	178,103
8,998	Saratoga Mid Capitalization Portfolio, Class I(b)	126,785
9,339	Saratoga Small Capitalization Portfolio, Class I(a),(b)	69,667
1,125	Saratoga Technology & Communications Portfolio, Class I(b)	29,603
433	Vanguard Financials Index Fund, Admiral Class	21,937
1,371	Vanguard Total International Stock Index Fund, Admiral Class	45,122
		713,780
	FIXED INCOME - 19.9%
17,027	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	171,123
4,642	Vanguard Short-Term Bond Index Fund, Admiral Class	46,418
		217,541

	TOTAL OPEN END FUNDS (Cost $924,012)	1,022,613

	SHORT-TERM INVESTMENT — 9.3%
	MONEY MARKET FUND - 9.3%
102,279	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $102,279)(c)	102,279

	TOTAL INVESTMENTS - 102.8% (Cost $1,026,291)	$1,124,892
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(30,608)
	NET ASSETS - 100.0%	$1,094,284

(a)	Non-income producing security.

(b)	Investment in affiliate.

(d)	Rate disclosed is the seven day effective yield as of May 31, 2024.

SARATOGA MODERATELY CONSERVATIVE BALANCED ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 91.2%
	ALTERNATIVE - 7.4%
7,334	Eaton Vance Global Macro Absolute Return Fund, Class I	$61,828

	EQUITY - 54.9%
4,811	Saratoga Large Capitalization Growth Portfolio, Class I(a)	142,658
4,685	Saratoga Large Capitalization Value Portfolio, Class I(a)	136,294
6,988	Saratoga Mid Capitalization Portfolio, Class I(a)	98,461
6,541	Saratoga Small Capitalization Portfolio, Class I(a),(b)	48,796
942	Vanguard Total International Stock Index Fund, Admiral Class	30,992
		457,201
	FIXED INCOME - 28.9%
18,845	Vanguard Intermediate-Term Bond Index Fund, Admiral Class	189,396
5,097	Vanguard Short-Term Bond Index Fund, Admiral Class	50,970
		240,366

	TOTAL OPEN END FUNDS (Cost $706,233)	759,395

	SHORT-TERM INVESTMENT — 8.3%
	MONEY MARKET FUND - 8.3%
69,521	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27% (Cost $69,521)(c)	69,521

	TOTAL INVESTMENTS - 99.5% (Cost $775,754)	$828,916
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	3,940
	NET ASSETS - 100.0%	$832,856

(a)	Investment in affiliate.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of May 31, 2024.